Schedule of Investments (unaudited)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$19,101	$19,301,369
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	12,804	11,913,610
3.15%, 01/14/30(a)	11,350	10,580,697
3.63%, 08/01/27(a)	14,613	14,291,514
3.70%, 01/30/50(a)	31,617	21,309,858
4.38%, 02/05/49(a)	15,313	11,469,437
4.50%, 08/01/47(a)	14,912	11,577,677
5.95%, 01/08/34(a)	14,865	15,186,827
6.30%, 09/08/53(a)	14,145	13,789,395
6.44%, 01/26/36(a)	16,645	17,446,041
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	11,462	9,307,860
		136,872,916
China — 1.6%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	17,747	16,362,734
4.13%, 07/19/27(a)	17,610	17,427,561
5.13%, 03/14/28(a)	30,496	30,792,116
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	17,358	16,875,621
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	14,522	14,339,313
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	21,627	19,775,945
2.70%, 05/13/30(a)	26,766	25,074,121
2.95%, 11/12/29(a)	17,459	16,696,391
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	20,209	17,991,062
3.50%, 05/04/27(a)	37,963	37,483,907
		212,818,771
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(b)	35,321	36,045,434
Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	8,043	8,243,271
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	8,200	8,307,092
Pertamina Persero PT
4.18%, 01/21/50(a)	8,663	6,564,732
5.63%, 05/20/43(a)	12,485	11,951,266
6.00%, 05/03/42(a)	10,715	10,674,819
6.45%, 05/30/44(a)	12,591	13,132,413
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	8,761	6,307,920
4.13%, 05/15/27(a)	12,433	12,299,842
5.25%, 10/24/42(a)	8,575	7,728,219
5.45%, 05/21/28(a)	8,456	8,625,120
6.15%, 05/21/48(a)	8,592	8,491,044
		102,325,738
Malaysia — 2.0%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	23,763	20,814,249
3.40%, 04/28/61(a)	33,229	21,770,976
Security	Par (000)	Value
Malaysia (continued)
3.50%, 04/21/30(a)	$42,340	$40,679,425
4.50%, 03/18/45(a)	27,900	24,102,252
4.55%, 04/21/50(a)	51,949	44,234,833
4.80%, 04/21/60(a)	18,620	16,202,193
4.95%, 01/03/31(a)	30,040	30,512,830
5.34%, 04/03/35(a)	33,823	34,380,403
5.85%, 04/03/55(a)	29,142	29,346,286
		262,043,447
Mexico — 2.3%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	7,768	7,511,656
6.45%, 01/24/35(a)	6,050	5,929,000
Mexico City Airport Trust, 5.50%, 07/31/47(a)	11,882	9,953,314
Petroleos Mexicanos
5.35%, 02/12/28	13,287	12,934,230
5.95%, 01/28/31	24,762	22,929,612
6.35%, 02/12/48	10,326	7,664,990
6.38%, 01/23/45	7,898	5,933,373
6.49%, 01/23/27	10,188	10,188,000
6.50%, 03/13/27	25,504	25,497,114
6.50%, 01/23/29	8,083	8,034,502
6.50%, 06/02/41	8,941	7,068,755
6.63%, 06/15/35	16,171	14,371,410
6.70%, 02/16/32	43,905	41,709,750
6.75%, 09/21/47	35,367	27,285,640
6.84%, 01/23/30	15,488	15,240,192
6.95%, 01/28/60	24,274	18,729,818
7.69%, 01/23/50	51,233	43,230,405
8.75%, 06/02/29	13,101	13,785,810
10.00%, 02/07/33	12,566	13,966,481
		311,964,052
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	11,079	8,188,046
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	18,665	19,405,814
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	19,802	14,194,470
Banco Nacional de Panama, 2.50%, 08/11/30(a)	15,170	12,864,160
		27,058,630
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	16,434	13,142,105
5.63%, 06/19/47(a)	33,181	22,181,499
		35,323,604
Qatar — 0.2%
Qatar Energy
1.38%, 09/12/26(a)	9,235	8,913,622
2.25%, 07/12/31(a)	7,814	6,866,552
3.13%, 07/12/41(a)	8,881	6,616,345
QatarEnergy, 3.30%, 07/12/51(a)	9,862	6,693,833
		29,090,352
Saudi Arabia — 1.3%
Gaci First Investment Co.
4.75%, 02/14/30(a)	11,059	11,121,262
4.88%, 02/14/35(a)	12,457	12,274,038
5.00%, 10/13/27(a)	7,604	7,674,489
5.00%, 01/29/29(a)	11,250	11,367,225

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.13%, 02/14/53(a)	$10,512	$9,090,252
5.25%, 01/29/30(a)	14,996	15,338,059
5.25%, 10/13/32(a)	10,687	10,914,099
5.25%, 01/29/34(a)	11,000	11,165,000
5.38%, 01/29/54(a)	9,550	8,519,173
5.63%, 07/29/34(a)	9,800	10,201,800
SRC Sukuk Ltd.
5.00%, 02/27/28(a)	5,700	5,749,960
5.38%, 02/27/35(a)	5,700	5,798,211
Suci Second Investment Co.
4.38%, 09/10/27(a)	9,350	9,304,419
4.88%, 05/08/32(a)	8,150	8,134,759
5.17%, 03/05/31(a)	12,750	13,017,750
6.00%, 10/25/28(a)	14,463	15,073,194
6.25%, 10/25/33(a)	7,850	8,536,875
		173,280,565
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	18,291	18,580,546
Transnet SOC Ltd., 8.25%, 02/06/28(a)	18,271	18,998,734
		37,579,280
Turkey — 0.0%
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	7,500	7,600,781
United Arab Emirates — 1.9%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	16,837	15,216,439
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	7,650	7,510,081
4.50%, 05/06/30(a)	7,700	7,663,117
5.00%, 05/06/35(a)	7,250	7,250,000
5.25%, 10/02/54(a)	7,700	7,250,012
5.38%, 05/08/29(a)	8,850	9,101,871
5.50%, 05/08/34(a)	9,850	10,251,289
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	7,850	7,803,371
4.50%, 09/11/34(a)	11,300	11,048,354
5.13%, 09/11/54(a)	12,250	11,278,667
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)	11,150	11,097,874
DP World Crescent Ltd.
3.88%, 07/18/29(a)	8,658	8,365,792
4.85%, 09/26/28(a)	7,758	7,773,516
5.50%, 09/13/33(a)	11,300	11,601,569
5.50%, 05/08/35(a)	11,400	11,642,250
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	10,001	9,425,942
6.85%, 07/02/37(a)	14,330	15,915,328
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(b)(c)	10,223	10,216,611
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(a)	7,540	7,083,905
2.88%, 05/21/30(a)	7,047	6,558,079
3.38%, 03/28/32(a)	6,810	6,301,770
3.40%, 06/07/51(a)	8,259	5,760,653
3.95%, 05/21/50(a)	15,563	11,915,500
4.38%, 11/22/33(a)	7,384	7,130,655
5.50%, 04/28/33(a)	7,629	7,976,119
Mdgh Sukuk Ltd., 5.00%, 06/04/35(a)	8,050	8,211,000
Security	Par (000)	Value
United Arab Emirates (continued)
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	$7,600	$7,756,788
		249,106,552
Total Corporate Bonds & Notes — 12.5% (Cost: $1,862,237,414)		1,668,005,351
Foreign Government Obligations(d)
Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	32,611	30,399,648
8.25%, 05/09/28(a)	32,423	31,369,253
8.75%, 04/14/32(a)	32,951	29,913,247
9.13%, 11/26/49(a)	23,364	18,494,008
9.38%, 05/08/48(a)	31,858	25,854,758
		136,030,914
Argentina — 3.0%
Argentina Republic Government International Bond
1.00%, 07/09/29	19,033	15,394,796
1.75%, 07/09/30(e)	124,830	95,938,472
3.50%, 07/09/41(e)	101,858	61,827,946
4.38%, 07/09/46(e)	19,396	12,342,865
4.75%, 07/09/35(e)	199,133	130,750,957
5.00%, 01/09/38(e)	110,740	77,247,128
		393,502,164
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	19,859	18,069,208
Bahrain — 2.7%
Bahrain Government International Bond
5.25%, 01/25/33(a)	18,182	16,887,442
5.45%, 09/16/32(a)	19,310	18,207,206
5.63%, 09/30/31(a)	19,025	18,342,383
5.63%, 05/18/34(a)	18,813	17,506,061
6.00%, 09/19/44(a)	23,366	20,036,345
6.75%, 09/20/29(a)	23,094	23,707,377
7.00%, 10/12/28(a)	30,061	31,047,377
7.38%, 05/14/30(a)	18,514	19,442,107
7.50%, 02/12/36(a)	18,946	19,983,293
7.75%, 04/18/35(a)	18,739	20,074,903
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	18,829	17,725,432
3.95%, 09/16/27(a)	18,635	17,971,221
4.50%, 03/30/27(a)	18,555	18,216,371
5.88%, 06/05/32(a)	23,613	23,796,709
6.00%, 02/12/31(a)	17,574	17,920,735
6.25%, 10/18/30(a)	18,696	19,184,433
6.25%, 07/07/33(a)	33,375	33,537,870
		353,587,265
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	18,527	14,145,364
Brazil — 3.5%
Brazil Government International Bond
4.75%, 01/14/50	48,792	34,154,400
5.00%, 01/27/45	40,302	30,347,406
5.63%, 01/07/41	26,952	24,068,136
5.63%, 02/21/47	34,067	27,730,538

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.13%, 01/22/32	$24,359	$24,797,462
7.13%, 01/20/37	20,586	22,088,778
7.13%, 05/13/54	27,515	26,386,885
8.25%, 01/20/34	16,446	18,806,001
Brazilian Government International Bond
3.75%, 09/12/31	17,828	15,956,060
3.88%, 06/12/30	41,329	38,931,918
4.50%, 05/30/29	23,720	23,257,460
4.63%, 01/13/28	36,413	36,340,174
5.50%, 11/06/30	18,200	18,231,850
6.00%, 10/20/33	27,576	27,183,594
6.13%, 03/15/34	27,571	27,281,504
6.25%, 03/18/31	24,062	24,759,798
6.63%, 03/15/35	45,767	45,995,835
		466,317,799
Bulgaria — 0.2%
Bulgaria Government International Bond, 5.00%, 03/05/37(a)	28,276	27,552,030
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31	17,717	15,838,998
2.55%, 01/27/32	17,311	15,181,747
2.55%, 07/27/33	26,181	22,044,402
2.75%, 01/31/27	16,253	15,846,675
3.10%, 05/07/41	31,642	23,367,617
3.10%, 01/22/61	24,033	14,466,424
3.24%, 02/06/28	21,304	20,750,096
3.25%, 09/21/71	11,248	6,779,732
3.50%, 01/31/34	17,314	15,496,030
3.50%, 01/25/50	27,977	19,774,703
3.50%, 04/15/53	18,067	12,538,498
3.86%, 06/21/47	12,679	9,758,012
4.00%, 01/31/52	11,588	8,853,232
4.34%, 03/07/42	22,787	19,648,091
4.85%, 01/22/29	19,825	20,052,987
4.95%, 01/05/36	19,405	18,997,687
5.33%, 01/05/54	17,881	16,769,960
5.65%, 01/13/37	18,943	19,520,761
		295,685,652
China — 1.3%
China Government International Bond
1.20%, 10/21/30(a)	34,806	30,863,872
1.25%, 10/26/26(a)	22,927	22,201,590
1.75%, 10/26/31(a)	17,432	15,646,266
2.13%, 12/03/29(a)	34,837	32,810,532
2.63%, 11/02/27(a)	16,866	16,516,874
3.50%, 10/19/28(a)	17,759	17,708,742
4.13%, 11/20/27(a)	21,597	21,846,877
Export-Import Bank of China (The), 4.72%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(b)	17,700	17,654,157
		175,248,910
Colombia — 3.3%
Colombia Government International Bond
3.00%, 01/30/30	17,858	15,679,324
3.13%, 04/15/31	29,657	24,911,880
3.25%, 04/22/32	23,876	19,403,304
3.88%, 04/25/27	19,393	19,010,603
3.88%, 02/15/61	15,199	8,329,052
4.13%, 02/22/42	11,776	7,713,280
Security	Par (000)	Value
Colombia (continued)
4.13%, 05/15/51	$17,883	$10,658,268
4.50%, 03/15/29	23,431	22,435,182
5.00%, 06/15/45	53,854	37,465,151
5.20%, 05/15/49	33,547	23,166,552
5.63%, 02/26/44	29,808	22,636,195
6.13%, 01/18/41	29,765	24,913,305
7.38%, 04/25/30	22,300	23,335,668
7.38%, 09/18/37	21,745	21,170,280
7.50%, 02/02/34	26,262	26,655,930
7.75%, 11/07/36	24,028	23,961,923
8.00%, 04/20/33	19,312	20,316,224
8.00%, 11/14/35	22,847	23,441,022
8.38%, 11/07/54	19,533	18,986,076
8.50%, 04/25/35	22,512	23,862,720
8.75%, 11/14/53	22,670	23,032,720
		441,084,659
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	22,501	23,176,030
6.55%, 04/03/34(a)	28,043	29,276,892
7.00%, 04/04/44(a)	18,955	19,326,874
7.16%, 03/12/45(a)	24,702	25,513,142
7.30%, 11/13/54(a)	27,971	29,015,026
		126,307,964
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	33,114	31,574,199
4.88%, 09/23/32(a)	52,141	48,182,841
5.30%, 01/21/41(a)	25,378	22,028,104
5.50%, 02/22/29(a)	30,215	30,169,690
5.88%, 01/30/60(a)	54,746	46,150,878
5.95%, 01/25/27(a)	28,801	29,045,808
6.00%, 07/19/28(a)	21,958	22,353,244
6.00%, 02/22/33(a)	30,419	30,245,022
6.40%, 06/05/49(a)	25,285	24,042,874
6.50%, 02/15/48(a)	16,898	16,243,203
6.85%, 01/27/45(a)	33,789	33,831,236
6.95%, 03/15/37(a)	33,843	34,629,850
7.05%, 02/03/31(a)	20,211	21,261,972
7.15%, 02/24/55(a)	16,769	17,037,304
7.45%, 04/30/44(a)	25,421	26,800,089
		433,596,314
Ecuador — 1.4%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	18,913	13,560,801
5.50%, 07/31/40(a)(e)	56,100	34,940,168
6.90%, 07/31/30(a)(e)	57,041	49,911,072
6.90%, 07/31/35(a)(e)	121,891	90,686,536
		189,098,577
Egypt — 2.8%
Egypt Government International Bond
5.80%, 09/30/27(a)	21,404	21,030,714
5.88%, 02/16/31(a)	27,885	24,636,398
6.59%, 02/21/28(a)	23,429	23,423,143
7.05%, 01/15/32(a)	18,795	17,249,111
7.30%, 09/30/33(a)	21,100	18,877,906
7.50%, 01/31/27(a)	37,443	37,852,533
7.50%, 02/16/61(a)	28,427	20,724,420
7.60%, 03/01/29(a)	32,639	32,998,029
7.63%, 05/29/32(a)	32,290	30,342,590

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Egypt (continued)
7.90%, 02/21/48(a)	$28,235	$21,882,125
8.50%, 01/31/47(a)	47,004	38,363,490
8.63%, 02/04/30(a)	23,312	23,719,960
8.70%, 03/01/49(a)	28,207	23,244,260
8.88%, 05/29/50(a)	37,844	31,635,692
		365,980,371
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(a)	18,814	19,820,549
9.65%, 11/21/54(a)	18,765	19,220,051
		39,040,600
Ghana — 0.9%
Ghana Government International Bond
5.00%, 07/03/29(a)(e)	53,820	50,993,944
5.00%, 07/03/35(a)(e)	77,724	62,339,840
		113,333,784
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	26,649	24,367,312
6.60%, 06/13/36(a)	18,468	18,908,547
		43,275,859
Hungary — 3.1%
Hungary Government International Bond
2.13%, 09/22/31(a)	42,486	35,473,104
3.13%, 09/21/51(a)	38,103	22,885,805
5.25%, 06/16/29(a)	32,692	32,976,679
5.38%, 09/26/30(g)	27,675	27,973,890
5.50%, 06/16/34(a)	23,286	22,985,960
5.50%, 03/26/36(a)	45,593	44,047,625
6.00%, 09/26/35(g)	19,050	19,198,209
6.13%, 05/22/28(a)	40,330	41,640,725
6.25%, 09/22/32(a)	34,016	35,562,752
6.75%, 09/25/52(a)	23,187	23,853,163
6.75%, 09/23/55(g)	28,450	28,811,030
7.63%, 03/29/41	30,386	34,706,585
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	23,319	23,844,620
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	21,223	21,979,175
		415,939,322
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	18,820	16,550,685
3.25%, 01/15/30(a)	18,812	17,740,280
3.88%, 02/01/28(a)	18,758	18,409,476
5.50%, 01/18/33(a)	18,850	19,472,050
5.50%, 01/13/35(a)	18,662	19,106,902
		91,279,393
Indonesia — 3.8%
Indonesia Government International Bond
1.85%, 03/12/31	10,752	9,305,856
2.15%, 07/28/31	10,654	9,279,634
2.85%, 02/14/30	10,754	10,076,498
3.05%, 03/12/51	17,427	11,519,247
3.50%, 01/11/28	11,005	10,836,486
3.55%, 03/31/32	8,956	8,338,113
3.70%, 10/30/49	8,037	6,043,824
3.85%, 07/18/27(a)	8,925	8,871,450
3.85%, 10/15/30	13,663	13,321,425
Security	Par (000)	Value
Indonesia (continued)
4.10%, 04/24/28	$8,575	$8,553,563
4.20%, 10/15/50	13,767	11,151,270
4.35%, 01/08/27(a)	10,045	10,065,090
4.35%, 01/11/48	15,337	12,990,439
4.45%, 04/15/70	8,628	6,885,144
4.55%, 01/11/28	8,388	8,450,910
4.63%, 04/15/43(a)	12,883	11,710,647
4.65%, 09/20/32	12,520	12,432,360
4.75%, 02/11/29	11,150	11,328,942
4.75%, 09/10/34	9,350	9,191,050
4.75%, 07/18/47(a)	8,230	7,464,610
4.85%, 01/11/33	11,027	10,999,433
5.13%, 01/15/45(a)	17,610	16,993,650
5.25%, 01/17/42(a)	19,859	19,680,269
5.25%, 01/08/47(a)	13,264	12,905,872
5.35%, 02/11/49	8,793	8,573,175
5.60%, 01/15/35	9,650	10,070,346
5.95%, 01/08/46(a)	10,898	11,399,308
6.63%, 02/17/37(a)	12,629	14,043,448
6.75%, 01/15/44(a)	16,868	19,094,576
7.75%, 01/17/38(a)	16,730	20,427,330
8.50%, 10/12/35(a)	13,745	17,332,445
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(a)	7,648	6,829,664
2.80%, 06/23/30(a)	8,929	8,271,468
4.15%, 03/29/27(a)	16,501	16,484,499
4.40%, 06/06/27(a)	15,595	15,653,481
4.40%, 03/01/28(a)	15,337	15,429,789
4.45%, 02/20/29(a)	10,804	10,858,020
4.55%, 07/23/30	9,400	9,418,800
4.70%, 06/06/32(a)	12,633	12,639,948
5.00%, 05/25/30(a)	9,600	9,830,400
5.20%, 07/02/34(a)	8,000	8,100,000
5.20%, 07/23/35	9,000	9,054,000
5.40%, 11/15/28(a)	8,500	8,806,000
5.60%, 11/15/33(a)	8,200	8,582,618
		499,295,097
Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	23,423	21,642,852
7.63%, 01/30/33(a)	20,609	20,629,609
8.25%, 01/30/37(a)	28,172	27,770,831
Ivory Coast Government International Bonds, 8.08%, 04/01/36(a)	32,921	32,394,264
		102,437,556
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	22,681	23,548,548
7.88%, 07/28/45	34,365	40,121,138
8.00%, 03/15/39	23,726	27,858,476
		91,528,162
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	18,768	18,674,535
5.85%, 07/07/30(a)	23,429	22,759,868
7.38%, 10/10/47(a)	18,730	16,978,745
7.50%, 01/13/29(a)	23,500	24,244,715
		82,657,863

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan — 0.9%
Kazakhstan Government International Bond
4.71%, 04/09/35(a)	$28,013	$27,122,467
4.88%, 10/14/44(a)	18,912	16,979,383
5.00%, 07/01/32(g)	22,500	22,500,000
5.50%, 07/01/37(g)	20,400	20,412,852
6.50%, 07/21/45(a)	28,172	30,358,147
		117,372,849
Kenya — 1.0%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	19,167	15,770,799
7.25%, 02/28/28(a)	18,390	18,206,100
8.00%, 05/22/32(a)	22,270	21,141,134
8.25%, 02/28/48(a)	18,715	15,592,028
9.50%, 03/05/36(a)	28,616	27,525,158
9.75%, 02/16/31(a)	28,195	29,040,850
		127,276,069
Kuwait — 0.1%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	14,099	13,905,139
Latvia — 0.2%
Latvia Government International Bond, 5.13%, 07/30/34(a)	23,068	23,200,180
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(h)(i)	21,068	3,897,580
6.10%, 10/04/22(a)(h)(i)	7,152	1,323,120
6.10%, 10/04/24(a)(h)(i)	21,875	4,046,875
6.60%, 11/27/26(a)(h)(i)	30,212	5,589,220
6.65%, 02/26/30(a)(h)(i)	26,767	4,951,895
6.75%, 11/29/27(a)(h)(i)	18,719	3,463,015
6.85%, 03/23/27(a)(h)(i)	23,944	4,429,640
7.00%, 03/23/32(a)(h)(i)	18,829	3,483,365
		31,184,710
Mexico — 3.5%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(g)	27,090	27,263,376
Mexico Government International Bond
2.66%, 05/24/31	20,555	17,738,965
3.25%, 04/16/30	13,922	12,846,526
3.50%, 02/12/34	17,554	14,714,640
3.75%, 01/11/28	9,615	9,419,719
3.75%, 04/19/71	19,571	11,033,151
3.77%, 05/24/61	19,631	11,518,489
4.15%, 03/28/27	12,051	11,990,745
4.28%, 08/14/41	15,804	12,133,679
4.35%, 01/15/47	7,645	5,504,400
4.40%, 02/12/52	13,788	9,637,812
4.50%, 04/22/29	17,232	16,977,828
4.50%, 01/31/50	12,303	8,930,748
4.60%, 01/23/46	14,931	11,243,043
4.60%, 02/10/48	11,714	8,685,931
4.75%, 04/27/32	15,018	14,248,328
4.75%, 03/08/44	23,466	18,538,140
4.88%, 05/19/33	13,408	12,593,732
5.00%, 04/27/51	14,112	10,908,576
5.40%, 02/09/28	7,949	8,062,273
5.55%, 01/21/45	18,145	16,222,719
5.75%, 10/12/2110	16,422	12,989,802
5.85%, 07/02/32	9,550	9,609,425
Security	Par (000)	Value
Mexico (continued)
6.00%, 05/13/30	$11,650	$12,037,363
6.00%, 05/07/36	25,185	24,782,040
6.05%, 01/11/40	17,460	16,647,062
6.34%, 05/04/53	18,598	17,001,083
6.35%, 02/09/35	17,004	17,273,952
6.40%, 05/07/54	16,022	14,644,108
6.63%, 01/29/38	7,470	7,516,688
6.75%, 09/27/34	10,411	11,022,646
6.88%, 05/13/37	25,250	26,121,125
7.38%, 05/13/55	15,908	16,381,721
8.30%, 08/15/31	6,586	7,771,480
		464,011,315
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	18,672	15,840,951
4.00%, 12/15/50(a)	23,517	16,109,145
5.95%, 03/08/28(a)	23,338	23,981,429
6.50%, 09/08/33(a)	23,740	25,112,884
		81,044,409
Nigeria — 2.0%
Nigeria Government International Bond
6.13%, 09/28/28(a)	22,708	22,083,530
6.50%, 11/28/27(a)	27,942	27,802,290
7.14%, 02/23/30(a)	23,480	22,873,746
7.38%, 09/28/33(a)	28,170	25,993,868
7.63%, 11/28/47(a)	28,439	23,151,052
7.70%, 02/23/38(a)	23,517	20,856,757
7.88%, 02/16/32(a)	28,524	27,793,215
8.25%, 09/28/51(a)	23,401	19,978,604
8.38%, 03/24/29(a)	23,298	23,902,350
8.75%, 01/21/31(a)	18,407	18,913,193
10.38%, 12/09/34(a)	28,427	30,514,679
		263,863,284
Oman — 2.6%
Oman Government International Bond
5.38%, 03/08/27(a)	29,844	30,142,440
5.63%, 01/17/28(a)	44,460	45,419,549
6.00%, 08/01/29(a)	39,553	41,513,247
6.25%, 01/25/31(a)	31,025	33,320,850
6.50%, 03/08/47(a)	37,791	39,831,714
6.75%, 10/28/27(a)	25,751	26,881,984
6.75%, 01/17/48(a)	51,970	55,815,780
7.00%, 01/25/51(a)	19,277	21,302,049
7.38%, 10/28/32(a)	19,070	21,928,116
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(a)	32,433	32,867,602
		349,023,331
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	18,995	19,013,995
Pakistan Government International Bond
6.88%, 12/05/27(a)	28,055	27,423,762
7.38%, 04/08/31(a)	26,148	24,448,380
		70,886,137
Panama — 2.6%
Panama Government International Bond
2.25%, 09/29/32	38,045	29,142,470
3.16%, 01/23/30	23,840	21,503,680
3.30%, 01/19/33	14,815	12,192,745
3.87%, 07/23/60	46,085	26,821,470
3.88%, 03/17/28	19,022	18,451,340

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.30%, 04/29/53	$26,773	$17,559,741
4.50%, 05/15/47	17,734	12,449,268
4.50%, 04/16/50	38,604	26,376,183
4.50%, 04/01/56	38,462	25,381,028
4.50%, 01/19/63	23,171	15,207,011
6.40%, 02/14/35	35,594	35,024,496
6.70%, 01/26/36	31,058	31,141,546
6.85%, 03/28/54	21,470	19,985,886
6.88%, 01/31/36	15,061	15,113,714
7.50%, 03/01/31	16,723	17,927,056
8.00%, 03/01/38	18,609	20,132,612
		344,410,246
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	18,992	18,859,056
5.40%, 03/30/50(a)	22,118	19,248,190
6.10%, 08/11/44(a)	18,319	17,763,049
		55,870,295
Peru — 2.6%
Peru Government International Bond
1.86%, 12/01/32	15,996	12,822,714
2.78%, 01/23/31	45,936	41,273,611
2.78%, 12/01/60	33,586	17,766,994
3.00%, 01/15/34	37,638	31,484,187
3.23%, 07/28/2121	16,915	8,922,662
3.30%, 03/11/41	21,725	16,190,556
3.55%, 03/10/51	29,276	19,764,228
3.60%, 01/15/72	16,535	10,032,611
5.38%, 02/08/35	21,605	21,540,185
5.63%, 11/18/50	42,171	39,851,595
5.88%, 08/08/54	28,785	27,691,170
6.55%, 03/14/37	19,202	20,822,265
8.75%, 11/21/33	35,139	42,967,969
Peruvian Government International Bond
5.50%, 03/30/36	19,750	19,671,000
6.20%, 06/30/55	21,250	21,313,750
		352,115,497
Philippines — 3.4%
Philippines Government International Bond
1.65%, 06/10/31	17,599	15,029,546
2.46%, 05/05/30	14,140	12,973,450
2.65%, 12/10/45	20,643	13,417,950
2.95%, 05/05/45	17,946	12,382,740
3.00%, 02/01/28	27,685	26,802,541
3.20%, 07/06/46	31,921	22,584,107
3.70%, 03/01/41	27,504	22,580,784
3.70%, 02/02/42	27,467	22,157,629
3.75%, 01/14/29	19,928	19,536,614
3.95%, 01/20/40	27,312	23,638,536
4.20%, 03/29/47	13,404	11,058,300
4.75%, 03/05/35	15,143	14,900,712
5.00%, 07/17/33	16,836	16,941,225
5.00%, 01/13/37	18,193	18,120,228
5.25%, 05/14/34	13,700	14,010,990
5.50%, 02/04/35	17,060	17,793,580
5.50%, 01/17/48	16,818	16,586,752
5.60%, 05/14/49	13,500	13,338,000
5.90%, 02/04/50	13,550	13,942,950
6.38%, 01/15/32	13,696	14,943,706
6.38%, 10/23/34	26,124	28,788,648
Security	Par (000)	Value
Philippines (continued)
7.75%, 01/14/31	$23,838	$27,532,890
9.50%, 02/02/30	27,782	33,477,310
ROP Sukuk Trust, 5.05%, 06/06/29(a)	14,075	14,360,863
		446,900,051
Poland — 3.4%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	28,705	29,066,109
5.75%, 07/09/34(a)	28,332	29,307,471
6.25%, 10/31/28(a)	16,195	17,041,189
6.25%, 07/09/54(a)	28,586	28,411,911
Republic of Poland Government International Bond
4.63%, 03/18/29	24,556	24,828,080
4.88%, 02/12/30	43,809	44,736,437
4.88%, 10/04/33	41,378	41,150,421
5.13%, 09/18/34	48,918	49,128,347
5.38%, 02/12/35	43,879	44,756,580
5.50%, 11/16/27	24,349	25,076,548
5.50%, 04/04/53	41,007	38,351,797
5.50%, 03/18/54	57,225	53,433,844
5.75%, 11/16/32	24,459	25,774,894
		451,063,628
Qatar — 0.8%
Qatar Government International Bond
3.25%, 06/02/26(a)	9,009	8,922,243
3.75%, 04/16/30(a)	6,908	6,760,929
4.00%, 03/14/29(a)	9,683	9,605,246
4.40%, 04/16/50(a)	15,996	13,687,110
4.50%, 04/23/28(a)	7,079	7,149,790
4.63%, 05/29/29(a)	7,050	7,150,885
4.63%, 06/02/46(a)	10,237	9,167,233
4.75%, 05/29/34(a)	7,705	7,888,456
4.82%, 03/14/49(a)	14,760	13,534,699
5.10%, 04/23/48(a)	16,261	15,525,455
5.75%, 01/20/42(a)	7,051	7,481,111
6.40%, 01/20/40(a)	2,002	2,265,213
9.75%, 06/15/30(a)	2,723	3,382,483
		112,520,853
Romania — 3.2%
Romania Government International Bond
3.00%, 02/27/27(a)	24,322	23,558,897
3.00%, 02/14/31(a)	23,128	20,164,725
3.63%, 03/27/32(a)	20,782	18,151,830
4.00%, 02/14/51(a)	35,610	23,045,011
5.13%, 06/15/48(a)	21,510	16,992,900
5.25%, 11/25/27(a)	18,124	18,187,992
5.75%, 03/24/35(a)	37,300	35,285,800
6.00%, 05/25/34(a)	18,826	18,315,439
6.13%, 01/22/44(a)	18,334	16,828,779
6.38%, 01/30/34(a)	36,338	36,265,360
6.63%, 02/17/28(a)	30,444	31,547,595
7.13%, 01/17/33(a)	29,716	31,507,875
7.50%, 02/10/37(a)	22,118	23,472,727
7.63%, 01/17/53(a)	22,222	23,217,546
Romanian Government International Bond
5.75%, 09/16/30(g)	24,200	24,308,900
5.88%, 01/30/29(a)	35,282	35,817,126
6.63%, 05/16/36(g)	26,050	26,050,000
		422,718,502

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia — 4.9%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	$12,285	$10,841,512
2.97%, 10/29/29(a)	15,334	14,444,628
3.63%, 04/20/27(a)	27,689	27,273,665
4.27%, 05/22/29(a)	19,538	19,406,118
4.30%, 01/19/29(a)	13,151	13,099,317
4.51%, 05/22/33(a)	18,541	18,225,803
5.25%, 06/04/27(a)	8,350	8,466,900
5.25%, 06/04/30(a)	9,150	9,433,650
5.25%, 06/04/34(a)	13,600	13,953,600
5.27%, 10/25/28(a)	15,379	15,763,475
Saudi Government International Bond
2.25%, 02/02/33(a)	17,348	14,610,312
2.50%, 02/03/27(a)	7,261	7,036,817
2.75%, 02/03/32(a)	6,486	5,829,292
3.25%, 10/26/26(a)	30,564	30,067,335
3.25%, 10/22/30(a)	9,159	8,620,909
3.25%, 11/17/51(a)	7,737	5,009,708
3.45%, 02/02/61(a)	14,602	9,062,889
3.63%, 03/04/28(a)	31,980	31,344,557
3.75%, 01/21/55(a)	17,894	12,307,672
4.38%, 04/16/29(a)	24,683	24,593,648
4.50%, 04/17/30(a)	19,595	19,625,568
4.50%, 10/26/46(a)	41,160	34,162,800
4.50%, 04/22/60(a)	18,831	14,817,737
4.63%, 10/04/47(a)	28,619	23,994,027
4.75%, 01/18/28(a)	19,912	20,038,939
4.75%, 01/16/30(a)	19,929	20,134,468
4.88%, 07/18/33(a)	22,486	22,508,684
5.00%, 01/16/34(a)	24,980	25,049,819
5.00%, 04/17/49(a)	21,803	19,086,002
5.00%, 01/18/53(a)	20,475	17,672,587
5.13%, 01/13/28(a)	30,970	31,463,584
5.25%, 01/16/50(a)	21,629	19,702,721
5.38%, 01/13/31(a)	19,571	20,277,464
5.50%, 10/25/32(a)	15,223	15,881,243
5.63%, 01/13/35(a)	24,708	25,802,441
5.75%, 01/16/54(a)	29,484	28,393,092
		658,002,983
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	20,529	15,262,080
6.75%, 03/13/48(a)	18,988	12,223,525
7.75%, 06/10/31(a)	19,694	16,087,634
		43,573,239
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	22,233	18,995,264
6.00%, 06/12/34(a)	28,322	28,826,415
6.50%, 09/26/33(a)	18,821	19,915,401
		67,737,080
South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	37,884	36,618,106
4.85%, 09/27/27	18,271	18,208,513
4.85%, 09/30/29	37,588	36,222,616
5.00%, 10/12/46	18,757	13,083,007
5.38%, 07/24/44	18,525	14,058,993
5.65%, 09/27/47	28,496	21,439,251
Security	Par (000)	Value
South Africa (continued)
5.75%, 09/30/49	$56,922	$42,579,364
5.88%, 06/22/30	26,241	26,113,206
5.88%, 04/20/32	26,577	25,939,152
7.10%, 11/19/36(a)	37,801	37,526,943
7.30%, 04/20/52	29,149	26,292,398
7.95%, 11/19/54(a)	28,469	27,102,488
		325,184,037
Sri Lanka — 0.9%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(e)	20,205	18,224,932
3.35%, 03/15/33(a)(e)	39,735	32,483,839
3.85%, 02/15/38(a)(e)	37,396	31,272,085
4.00%, 04/15/28(a)	22,663	21,530,128
5.10%, 06/15/35(a)(e)	27,101	19,241,683
8.75%, 03/15/33(a)(e)	150	122,625
		122,875,292
Turkey — 4.8%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)	20,166	20,223,977
6.75%, 09/01/30(g)	19,050	19,126,200
7.25%, 02/24/27(a)	25,089	25,649,960
8.51%, 01/14/29(a)	20,165	21,538,741
Turkey Government International Bond
4.88%, 10/09/26	22,690	22,579,386
5.13%, 02/17/28	17,003	16,747,955
5.25%, 03/13/30	16,958	16,203,369
5.88%, 06/26/31	14,209	13,661,954
5.95%, 01/15/31	19,032	18,494,346
6.00%, 03/25/27	26,570	26,789,202
6.13%, 10/24/28	21,957	22,077,763
6.50%, 09/20/33	12,353	11,954,616
7.63%, 04/26/29	24,126	25,332,300
7.63%, 05/15/34	24,200	25,047,000
8.00%, 02/14/34	12,207	13,110,806
8.60%, 09/24/27	15,817	16,747,356
9.13%, 07/13/30	20,286	22,556,206
9.38%, 03/14/29	18,164	20,053,056
9.88%, 01/15/28	27,834	30,417,343
Turkiye Government International Bond
4.88%, 04/16/43	24,623	17,674,636
5.75%, 05/11/47	28,744	21,967,602
6.00%, 01/14/41	24,768	20,774,160
6.63%, 02/17/45	24,350	21,062,750
6.75%, 05/30/40	16,265	15,102,053
6.88%, 03/17/36	22,416	21,927,780
7.13%, 02/12/32	19,986	20,200,849
7.13%, 07/17/32	14,156	14,262,170
7.25%, 05/29/32	16,450	16,737,875
7.25%, 03/05/38	8,034	8,195,323
9.38%, 01/19/33	22,348	25,427,834
11.88%, 01/15/30	11,792	14,538,946
Turkiye Government International Bonds, 6.50%, 01/03/35	28,618	27,387,426
		633,570,940
Ukraine — 1.0%
Ukraine Government International Bond
3.00%, 02/01/34(a)(e)	37,199	14,042,359
3.00%, 02/01/35(a)(e)	30,454	14,389,499
3.00%, 02/01/36(a)(e)	25,450	12,025,256
6.00%, 02/01/29(a)(e)(i)	21,997	13,418,172

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ukraine (continued)
6.00%, 02/01/34(a)(e)	$58,543	$30,149,781
6.00%, 02/01/35(a)(e)	55,334	28,358,669
6.00%, 02/01/36(a)(e)	46,144	23,302,763
		135,686,499
United Arab Emirates — 2.8%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	15,384	14,367,579
1.70%, 03/02/31(a)	11,766	10,327,548
1.88%, 09/15/31(a)	13,395	11,735,426
2.50%, 09/30/29(a)	23,789	22,286,487
2.70%, 09/02/70(a)	11,722	6,324,429
3.00%, 09/15/51(a)	9,552	6,272,846
3.13%, 10/11/27(a)	31,062	30,431,286
3.13%, 04/16/30(a)	22,545	21,591,572
3.13%, 09/30/49(a)	31,029	21,339,264
3.88%, 04/16/50(a)	30,145	23,581,228
4.13%, 10/11/47(a)	22,702	18,828,585
4.88%, 04/30/29(a)	13,750	14,093,750
5.00%, 04/30/34(a)	11,600	12,057,702
5.50%, 04/30/54(a)	13,550	13,610,105
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	9,180	6,594,912
5.25%, 01/30/43(a)	7,729	7,332,889
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	7,375	4,786,836
6.13%, 03/06/36(a)	7,500	7,587,075
6.50%, 11/23/32(a)	7,650	8,092,247
RAK Capital, 5.00%, 03/12/35(a)	7,300	7,424,100
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	6,292	6,070,018
3.23%, 10/23/29(a)	7,900	7,390,371
4.23%, 03/14/28(a)	9,465	9,303,622
5.43%, 04/17/35(a)	7,350	7,356,909
UAE International Government Bond
2.00%, 10/19/31(a)	7,400	6,508,065
2.88%, 10/19/41(a)	7,347	5,504,593
3.25%, 10/19/61(a)	15,715	10,268,495
4.05%, 07/07/32(a)	13,760	13,560,618
4.86%, 07/02/34(a)	11,300	11,683,734
4.92%, 09/25/33(a)	11,250	11,731,500
4.95%, 07/07/52(a)	9,577	8,863,514
		366,907,305
Uruguay — 2.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	24,770	22,329,808
Uruguay Government International Bond
4.38%, 10/27/27	22,836	22,892,857
4.38%, 01/23/31	35,729	35,639,915
4.98%, 04/20/55	48,143	42,318,127
5.10%, 06/18/50	73,526	67,423,148
Security	Par (000)	Value
Uruguay (continued)
5.44%, 02/14/37	$28,258	$28,865,607
5.75%, 10/28/34	41,201	43,261,074
7.63%, 03/21/36	19,671	23,388,943
		286,119,479
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	25,746	18,795,896
5.75%, 06/30/33(a)(e)	22,455	20,810,722
		39,606,618
Total Foreign Government Obligations — 85.1% (Cost: $12,612,404,188)		11,321,624,794
Total Long-Term Investments — 97.6% (Cost: $14,474,641,602)		12,989,630,145
	Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	166,580,000	166,580,000
Total Short-Term Securities — 1.2% (Cost: $166,580,000)		166,580,000
Total Investments — 98.8% (Cost: $14,641,221,602)		13,156,210,145
Other Assets Less Liabilities — 1.2%		154,092,059
Net Assets — 100.0%		$13,310,302,204

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$114,600,000	$51,980,000 (a)	$—	$—	$—	$166,580,000	166,580,000	$1,974,660	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,668,005,351	$—	$1,668,005,351
Foreign Government Obligations	—	11,321,624,794	—	11,321,624,794
Short-Term Securities
Money Market Funds	166,580,000	—	—	166,580,000
	$166,580,000	$12,989,630,145	$—	$13,156,210,145

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate